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       Investments(R)







                                                 December 15, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of the Trust's Class I and Class II shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 34 to the Trust's registration statement on Form N-1A filed with the Commission on December 9, 2004
(Accession No. 0001016964-04-000495).

        If you have any questions about this certification, please contact me at (617) 422-4947 (collect).

                                                 Very truly yours,


                                                 /s/ Jon-Luc Dupuy
                                                 Jon-Luc Dupuy
                                                 Associate Counsel

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."